COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Nov. 30, 2017	Aug. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018	$ 36,727	$ 42,136
2019	22,284	22,284
2020	0	0
2021	0	0
2022	0	0
Thereafter	0	0
Total	$ 59,011	$ 64,420